SHORT-TERM AND LONG-TERM BANK BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BORROWINGS
Outstanding balance	¥ 3,023,600	$ 414,300
Unused facilities	2,595,000
Short-term bank borrowings	300,000	41,107
Long-term bank borrowings	33,600	4,604
Land use rights, net	¥ 146,300	$ 20,044	¥ 31,950
Minimum
BORROWINGS
Line of credit, remaining term	6 months
Maximum
BORROWINGS
Line of credit, remaining term	68 months
Assets Pledged as Collateral
BORROWINGS
Land use rights, net	¥ 77,600
Short term debt
BORROWINGS
Short-term bank borrowings	¥ 300,000
Interest rate (as a percent)	2.50%	2.50%
Secured long term debt
BORROWINGS
Interest rate (as a percent)	2.54%	2.54%
Long-term bank borrowings	¥ 33,600
Term of the short-term borrowing	5 years
Secured long term debt | Assets Pledged as Collateral
BORROWINGS
Land use rights, net	¥ 77,600